Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carry forwards	$ 48,184	$ 41,175
Research and development credit carry forwards	3,270	2,821
Other	25	25
Gross deferred tax assets	51,478	44,021
Less valuation allowance	(51,478)	(44,021)
Net deferred tax assets	$ 0	$ 0